Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies, by Policy (Policies) [Line Items]
Merger with Newtown

Merger with Newtown

On October 12, 2021, Cyxtera Cybersecurity, Inc., a Delaware corporation doing business as AppGate (“Legacy Appgate”), successfully completed its merger (the “Merger”) with a direct, wholly owned subsidiary of Newtown Lane Marketing, Incorporated, a public company incorporated in Delaware (“Newtown”). In connection with the Merger, Legacy Appgate changed its legal name to Appgate Cybersecurity, Inc. and upon closing of the Merger, Newtown changed its name to Appgate, Inc. (“Appgate”, the “Company”, “we”, “us”, “our”). Appgate’s common stock is now quoted on the OTC Markets under the symbol “APGT”. Appgate is seeking to uplist to the New York Stock Exchange or Nasdaq following satisfaction of applicable listing requirements. As of December 31, 2021, we had deferred specific incremental transaction costs within prepaid and other current assets of $1.6 million in the consolidated balance sheet.

Description of the Business

Description of the Business

Appgate is a cybersecurity company that protects against breaches and fraud through innovative, identity-centric, Zero Trust solutions. Appgate exists to provide modern enterprises with a solution to increasingly common cyber-attacks, against which traditional cybersecurity tools are proving ineffective. We sell and deliver our solutions using a combination of term-based license subscriptions, perpetual licenses and software-as-a-service (“SaaS”), together with related support services. We conduct business worldwide. Our headquarters is in Coral Gables, Florida.

Formation and Cyxtera Spin-Off

Formation and Cyxtera Spin-Off

Prior to December 31, 2019, Legacy Appgate was wholly owned by Cyxtera Technologies, Inc. (“Cyxtera” or “former Parent”).

On December 31, 2019, the boards of directors of SIS Holdings GP LLC (“SIS GP”), the sole general partner of SIS Holdings LP, Cyxtera’s then sole stockholder (“SIS Holdings”), and Cyxtera, approved several transactions to reorganize Cyxtera’s cybersecurity business. In connection with the reorganization, Cyxtera redeemed, cancelled and retired 0.04 of a share of its common stock, par value $0.01, held by SIS Holdings, representing the relative fair value of all of the outstanding equity interests of Cyxtera’s cybersecurity business, in exchange for the transfer by Cyxtera of all issued and outstanding equity interests of the cybersecurity business (the “Cyxtera Spin-Off”) to SIS Holdings. The Cyxtera Spin-Off was accounted for as a common control transaction. Accordingly, the Cyxtera Spin-Off was accounted for by Appgate as a carve out from Cyxtera and has been accounted for based upon the guidance in Accounting Standards Codification (“ASC”) Topic 805-50, Business Combinations, which requires receiving entities to recognize the net assets received at their historical carrying amounts.

Transactions with former Parent recognized in our consolidated statements of changes in stockholders’ equity resulted from the settlement of and carve out adjustments related to transactions with and allocations from our former Parent.

Sale of Brainspace

Sale of Brainspace

On September 30, 2020, Legacy Appgate adopted a plan for the sale of Brainspace Corporation (“Brainspace”), which met the criteria for discontinued operations under ASC Topic 205-20, Presentation of Financial Statements — Discontinued Operations — see Note 5 for discontinued operations disclosures. Legacy Appgate executed a securities purchase agreement with respect to the sale of 100% of the outstanding equity interests of Brainspace for cash consideration of $125.0 million on December 17, 2020, and the sale transaction closed on January 20, 2021. Brainspace offered a comprehensive and advanced data analytics platform for investigations, eDiscovery, intelligence mining, and compliance.

Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“GAAP”). All references to “$” or “dollars” are to the currency of the United States (“U.S.”) unless otherwise indicated. We operate on a calendar year basis. References to 2021, for example, refer to our year ended December 31, 2021.

Immaterial Revisions of Previously Reported Financial Information

Immaterial Revisions of Previously Reported Financial Information

During the fourth quarter of 2021, we determined that certain transaction costs incurred in connection with the Merger were inappropriately deferred. As a result, there was an overstatement of prepaid and other current assets and an understatement of total operating expenses. We assessed the misstatements in accordance with the SEC’s Staff Accounting Bulletin (“SAB”) No. 99 and SAB No. 108 and determined the impact was immaterial to the previously issued consolidated interim financial statements. Nonetheless, the Company has revised the previously reported interim financial information for the periods as of and ended June 30, 2021 and September 30, 2021. The error did not impact net cash, cash equivalents or restricted cash used in operating activities of continuing operations.

A summary of the revisions to previously reported interim financial information is as follows (in thousands):

	June 30, 2021			September 30, 2021
Condensed Consolidated Balance Sheets	As Reported	Adjustment	As Adjusted	As Reported	Adjustment	As Adjusted
Prepaid and other current assets	$4,962	$(373)	$4,589	$5,870	$(599)	$5,271
Total current assets	54,605	(373)	54,232	43,410	(599)	42,811
Total assets	187,132	(373)	186,759	172,999	(599)	172,400
Accumulated deficit	(394,732)	(373)	(395,105)	100,540	(599)	99,941
Total stockholder’s equity	114,206	(373)	113,833	100,540	(599)	99,941
Total liabilities and stockholder’s equity	187,132	(373)	186,759	172,999	(599)	172,400
Condensed Consolidated Statements of Operations	Three Months Ended June 30, 2021			Six Months Ended June 30, 2021
	As Reported	Adjustment	As Adjusted	As Reported	Adjustment	As Adjusted
Transaction costs	$—	$43	$43	$—	$373	$373
Total operating expenses	17,840	43	17,883	31,834	373	32,207
Loss from continuing operations	(13,254)	(43)	(13,297)	(21,887)	(373)	(22,260)
Loss from continuing operations before income taxes	(13,990)	(43)	(14,033)	(23,582)	(373)	(23,955)
Net loss from continuing operations	(14,582)	(43)	(14,625)	(24,587)	(373)	(24,960)
Net loss	(14,582)	(43)	(14,625)	35,425	(373)	35,052
Basic and diluted loss per share	(29,164)	(86)	(29,250)	(49,174)	(746)	(49,920)
Condensed Consolidated Statements of Comprehensive (Loss) Income
Net (loss) income	$(14,582)	$(43)	$(14,625)	$35,425	$(373)	$35,052
Comprehensive (loss) income	(15,064)	(43)	(15,107)	35,181	(373)	34,808
Condensed Consolidated Statements of Operations	Three Months Ended September 30, 2021			Nine Months Ended September 30, 2021
	As Reported	Adjustment	As Adjusted	As Reported	Adjustment	As Adjusted
Transaction costs	$—	$226	$226	$—	$599	$599
Total operating expenses	17,889	226	18,115	49,723	599	50,322
Loss from continuing operations	(11,612)	(226)	(11,838)	(33,499)	(599)	(34,098)
Loss from continuing operations before income taxes	(12,317)	(226)	(12,543)	(35,899)	(599)	(36,498)
Net loss from continuing operations	(13,316)	(226)	(13,542)	(37,903)	(599)	(38,502)
Net loss	(13,528)	(226)	(13,754)	21,897	(599)	21,298
Basic and diluted loss per share	(26,632)	(452)	(27,084)	(75,806)	(1,198)	(77,004)
Condensed Consolidated Statements of Comprehensive (Loss) Income
Net (loss) income	$(13,528)	$(226)	$(13,754)	$21,897	$(599)	$21,298
Comprehensive (loss) income	(14,602)	(226)	(14,828)	20,579	(599)	19,980

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of Appgate and the accounts of entities in which Appgate has a controlling financial interest, the usual condition of which is ownership of a majority voting interest. All material intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported and disclosed in the financial statements and accompanying notes. Such estimates include, but are not limited to, the determination of revenue recognition, deferred revenue, deferred contract acquisition costs, valuation of goodwill and acquired intangible assets, the period of benefit generated from our deferred contract acquisition costs, allowance for doubtful accounts, valuation of equity awards, useful lives of property and equipment, useful lives of acquired intangible assets, valuation of deferred tax assets and liabilities, fair value of our debt and the embedded derivative liability, and the discount rate used for operating leases. Management determines these estimates and assumptions based on historical experience and on various other assumptions that are believed to be reasonable. Actual results could differ significantly from these estimates, and such differences may be material to the consolidated financial statements.

Risks and Uncertainties due to COVID-19 Pandemic

Risks and Uncertainties due to COVID-19 Pandemic

The COVID-19 pandemic continues to evolve and disrupt normal activities in many segments of the U.S. and global economies even as COVID-19 vaccines have been and continue to be administered in 2022. Much uncertainty still surrounds the pandemic, including its duration and ultimate overall impact on our operations. Management continues to carefully evaluate potential outcomes and has plans to mitigate related risks. While the COVID-19 pandemic did not have a material impact on our business, financial condition or results of operations for 2020 and 2021, management took measures during such period to minimize the risks from the pandemic. Those measures were aimed at safeguarding the Company, and the health, safety and well-being of our employees and customers.

Foreign Currency

Foreign Currency

Our reporting currency is the U.S. dollar. The functional currency of our foreign subsidiaries is generally the currency of the economic environment in which a particular subsidiary primarily operates. Accordingly, monetary assets and liabilities of our foreign subsidiaries are re-measured into U.S. dollars at the exchange rates in effect at the reporting date, non-monetary assets and liabilities are re-measured at historical rates, and revenue and expenses are re-measured at average exchange rates in effect during each reporting period. The effects of translation adjustments are reported as a component of accumulated other comprehensive income (loss) in the consolidated statements of stockholders’ equity. Foreign currency transaction gains and losses are recorded in other expense, net in the consolidated statements of operations. We recognized re-measurement losses of $0.4 million and $0.1 million in 2021 and 2020, respectively.

Financial Instruments and Concentrations of Credit Risk

Financial Instruments and Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash and cash equivalents and accounts receivable. Our cash and cash equivalents and restricted bank deposits are invested with major banks in the United States, Latin America, Europe and Asia. Generally, these investments may be redeemed upon demand, and we believe that the financial institutions that hold our cash deposits are financially sound and, accordingly, subject us to minimal credit risk.

Our trade receivables are derived from sales to a diverse set of customers located in the following main geographical regions: United States and Canada (“US&C”); Latin America (“LATAM”); Europe, the Middle East and Africa (“EMEA”); and Asia Pacific (“APAC”). Concentration of credit risk with respect to trade receivables is mitigated by credit limits, ongoing credit evaluation and account monitoring procedures.

As of December 31, 2021 and 2020, none of our customers (including resellers and managed service providers) comprised more than 10% of our accounts receivable, net.

Segment Information

Segment Information

We operate as one reportable and operating segment. Our chief operating decision maker is our chief executive officer, who reviews financial information presented on a consolidated basis for purposes of making operating decisions, assessing financial performance and allocating resources.

Revenue Recognition

Revenue Recognition

We primarily sell our software through on-premise term-based license agreements, perpetual license agreements and SaaS subscriptions, which allow our customers to use our SaaS services without taking possession of the software. Our products offer substantially the same functionality whether our customers receive them through a perpetual or term-based license or a SaaS arrangement. Our agreements with customers for software licenses may include maintenance contracts and may also include professional services contracts. Maintenance revenues consist of fees for providing unspecified software updates and technical support for our products for a specified term, which is typically one to three years. We offer a portfolio of professional services and extended support contract options to assist our customers with integration, optimization, training and ongoing advanced technical support. We also generate revenue from threat advisory services, including penetration testing, application assessments, vulnerability analysis, reverse engineering, architecture review and source code review.

Under ASC Topic 606, Revenue from Contracts with Customers, we recognize revenue when the customer obtains control of the promised goods or services in an amount that reflects the consideration that we expect to receive in exchange for those goods or services. Our contracts include varying terms and conditions and identifying and evaluating the impact of these terms and conditions on revenue recognition requires significant judgment. In determining the appropriate amount of revenue to be recognized as we fulfill our obligations under each of our agreements, we perform the following steps:

(i) identification of the contract with a customer;

We enter into contracts with customers through order forms, which in some cases are governed by master sales agreements. We determine that we have a contract with a customer when the order form has been approved by us, each party’s rights regarding the products or services to be transferred can be identified, the payment terms for the services can be identified, we have determined that the customer has the ability and intent to pay and the contract has commercial substance. We apply judgment in determining the customer’s ability and intent to pay, which is based on a variety of factors, including the customer’s historical payment experience or, in the case of a new customer, credit, reputation and financial or other information pertaining to the customer. At contract inception, we evaluate whether two or more contracts should be combined and accounted for as a single contract and whether the combined or single contract includes more than one performance obligation. We also evaluate termination rights at contract inception to determine the impact, if any, on the contractual term.

(ii) determination of whether the promised goods or services are performance obligations;

Performance obligations promised in a contract are identified based on the products and services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the products or services either on their own or together with other resources that are readily available from third parties or from us, and are distinct in the context of the contract, whereby the transfer of the products and services is separately identifiable from other promises in the contract.

Our term-based license arrangements include both an obligation to provide the right to use our software, as well as an obligation to provide support and maintenance for the duration of the term. Our perpetual software licenses include the perpetual obligation to provide the right to use our software and may include an obligation to provide support and maintenance for a limited period of time. Our SaaS products provide access to SaaS services as well as support, which we consider to be a single performance obligation.

Services-related performance obligations relate to software installation and the provision of consulting and training services. Software-installation services are distinct from subscriptions and do not result in significant customization of the software.

We have concluded that our contracts with customers do not contain warranties that give rise to a separate performance obligation.

(iii) measurement of the transaction price;

The transaction price is the amount of consideration we expect to be entitled to receive in exchange for transferring our products and services to a customer, excluding amounts collected on behalf of third parties. The consideration promised in our contracts with customers may include fixed amounts, variable amounts, or both.

(iv) allocation of the transaction price to the performance obligations; and

If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. For contracts that contain multiple distinct performance obligations, we allocate the transaction price to each performance obligation based on a relative standalone selling price (“SSP”). We determine the transaction price with reference to the SSP of the various performance obligations inherent within a contract.

The SSP is determined based on the prices at which we separately sell these products, assuming the majority of these fall within a pricing range. In instances where SSP is not directly observable, such as when we do not sell the software license separately, we derive the SSP utilizing market conditions and other factors, including customer type, market conditions and pricing objectives, historical sales data, and negotiated discounts from price lists, if any, that can require significant judgement.

(v) recognition of revenue when the Company satisfies each performance obligation;

Revenue is recognized at the time the related performance obligation is satisfied by transferring the promised product or service to the customer. Our term-based and perpetual license arrangements generally include both upfront revenue recognition when the distinct license is made available to the customer, as well as revenue recognized ratably over the contract period for support and maintenance based on the stand-ready nature of these elements. Further, revenue on our SaaS arrangements is generally recognized ratably over the contract period as we satisfy the performance obligation, beginning on the date our service is made available to our customers.

However, certain of our on-premise license arrangements and certain of our SaaS arrangements contain usage-based fees. Revenues from usage-based arrangements for distinct on-premise licenses and SaaS subscriptions are recognized as the end user usage occurs under practical expedient ASC 606-10-55-18. For usage-based arrangements with a fixed minimum guarantee amount, the minimum amount is generally recognized upfront when the software is made available to the customer.

Professional services and other revenue consist primarily of fees from professional services provided to our customers and partners to configure and optimize the use of our solutions, as well as training services related to the configuration and operation of our solutions. Our professional services are generally priced on a time and materials basis, which is generally invoiced monthly and for which revenue is recognized as the services are performed. Revenue from our training services and sponsorship fees is recognized on the date the services are complete.

We generate sales directly through our sales team and through our channel partners. Sales to channel partners are made at a discount, and revenues are recorded at this discounted price once all of the revenue recognition criteria above are met. To the extent that we offer rebates, incentives or joint marketing funds to such channel partners, recorded revenues are reduced by those amounts. Channel partners generally receive an order from an end-customer prior to placing an order with us. Payment from channel partners is generally not contingent on the partner’s collection from end-customers. We are generally the party primarily responsible for fulfilling the promise to provide the specified good or service to the end customer. Accordingly, for sales through our channel partners, we generally are considered the principal to the end customer and thus, we report revenue on a gross basis.

Any sales taxes collected from customers and remitted directly to government authorities are excluded from revenue and cost of sales.

Incremental Costs to Obtain a Contract with a Customer

Incremental Costs to Obtain a Contract with a Customer

We capitalize incremental costs associated with obtaining customer contracts, specifically certain commission payments. We pay commissions based on contract value upon signing a new arrangement with a customer and upon renewal and upgrades of existing contracts with customers only if the renewal and upgrades result in an incremental increase in contract value. We also incur commission expense on an ongoing basis based upon revenue recognized. In these cases, no incremental costs are deferred, as the commissions are earned and expensed in the same period for which the associated revenue is recognized. Based on the nature of our technology and services, and the rate at which we continually enhance and update our technology, the expected life of the customer arrangement is determined to be approximately five years. Commissions for new arrangements and incremental renewals are both amortized over approximately five years. Amortization is primarily included in sales and marketing expense in the consolidated statements of operations. The current portion of deferred commission and incentive payments is included in deferred contract acquisitions costs, current, and the long-term portion is included in deferred contract acquisition costs, noncurrent on our consolidated balance sheets.

Accounts Receivable and Allowance

Accounts Receivable and Allowance

Accounts receivable are recorded at the invoiced amount and are non-interest bearing. Accounts receivable are stated at their realizable value, net of an allowance for doubtful accounts. We have a well-established collections history from our customers. Credit is extended to customers based on an evaluation of their financial condition and other factors. In determining the necessary allowance for doubtful accounts, management considers the current aging and financial condition of our customers, the amount of receivables in dispute and current payment patterns. The allowance for doubtful accounts has historically not been material. We do not have any off-balance-sheet credit exposure related to our customers.

Cash Equivalents		Cash Equivalents We classify all highly liquid instruments with an original maturity of three months or less as cash equivalents.
Restricted Cash

Restricted Cash

Restricted cash consists of amounts invested in guaranteed investment certificates, which are required as collateral for the Company’s letters of credit and credit cards issued to several employees.

Fair Value Measurements

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market, or if none exists, the most advantageous market, for the specific asset or liability at the measurement date (the exit price). The fair value is based on assumptions that market participants would use when pricing the asset or liability. The fair values are assigned a level within the fair value hierarchy, depending on the source of the inputs to the calculation, as follows:

Level 1 —	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2 —	Inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly.
Level 3 —	Unobservable inputs reflecting management’s own assumptions about the inputs used in pricing the asset or liability.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment, net is stated at historical cost net of accumulated depreciation. Property and equipment, excluding leasehold improvements, are depreciated using the straight-line method over the estimated useful lives of the respective assets, generally ranging from three to seven years. Leasehold improvements are amortized using the straight-line method over the shorter of the estimated useful lives of the respective assets or the lease term.

Expenditures for maintenance and repairs are expensed as incurred and significant improvements and betterments that substantially enhance the life of an asset are capitalized.

Software Development Costs

Software Development Costs

Research and development costs for software to be sold, leased or marketed are expensed as incurred up to the point of technological feasibility for the related software product. We have not capitalized development costs for software to be sold, leased or marketed to date, as the software development process is essentially completed concurrently with the establishment of technological feasibility. As such, these costs are expensed as incurred and recognized in research and development costs in the consolidated statements of operations.

Software developed for internal use, with no substantive plans to market such software at the time of development, are capitalized and included in property and equipment, net in the consolidated balance sheets. Costs incurred during the preliminary planning and evaluation and post implementation stages of the project are expensed as incurred. Costs incurred during the application development stage of the project are capitalized.

Business Combinations

Business Combinations

We account for our business combinations using the acquisition method of accounting, which requires, among other things, allocation of the fair value of purchase consideration to the tangible and intangible assets acquired and liabilities assumed at their estimated fair values on the acquisition date. The excess of the fair value of purchase consideration over the values of these identifiable assets and liabilities is recorded as goodwill. When determining the fair value of assets acquired and liabilities assumed, we make estimates and assumptions, especially with respect to intangible assets. Our estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ materially from estimates. During the measurement period, not to exceed one year from the date of acquisition, we may record adjustments to the assets acquired and liabilities assumed, with a corresponding offset to goodwill if new information is obtained related to facts and circumstances that existed on the acquisition date. After the measurement period, any subsequent adjustments are reflected in the consolidated statements of operations. Acquisition costs, such as legal and consulting fees, are expensed as incurred.

Goodwill and Other Long-Lived Assets, including Acquired Intangible Assets

Goodwill and Other Long-Lived Assets, including Acquired Intangible Assets

Goodwill represents the excess of the fair value of purchase consideration in a business combination over the fair value of net tangible and intangible assets acquired. Goodwill amounts are not amortized, but rather tested for impairment at least annually or more often if circumstances indicate that the carrying value may not be recoverable. Upon the Cyxtera Spin-Off, our opening carve-out consolidated financial statements included the goodwill balances carried over from Cyxtera in connection with Cyxtera’s acquisition of the entities that formed Legacy Appgate, less impairments.

Acquired intangible assets consist of identifiable intangible assets, including developed technology, trademarks and tradenames, and customer relationships, resulting from business combinations. Acquired finite-lived intangible assets are initially recorded at fair value and are amortized on a straight-line basis over their estimated useful lives. Amortization expense of trademarks and tradenames, and customer relationships is recorded primarily within depreciation and amortization in the consolidated statements of operations. Amortization expense of developed technology is recorded within cost of revenue in the consolidated statements of operations.

Long-lived assets, such as property and equipment, right-of-use assets and acquired intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. We measure the recoverability of these assets by comparing the carrying amounts to the future undiscounted cash flows that these assets are expected to generate. If the total of the future undiscounted cash flows are less than the carrying amount of an asset, we record an impairment charge for the amount by which the carrying amount of the asset exceeds the fair value. No impairment of long-lived assets was recorded during 2021 and 2020.

Assets Held for Sale

Assets Held for Sale

We consider assets to be held for sale when management, with appropriate authority, approves and commits to a formal plan to actively market the assets for sale at a price reasonable in relation to their estimated fair value, the assets are available for immediate sale in their present condition, an active program to locate a buyer has been initiated, the sale of the assets is probable and expected to be completed within one year and it is unlikely that significant changes will be made to the plan. Upon designation as held for sale, we record the assets at the lower of their carrying value or their estimated fair value, reduced for the cost to dispose the assets, and cease to record depreciation and amortization expenses on the assets.

Assets and liabilities of a discontinued operation are reclassified for all comparative periods presented in the consolidated balance sheet. Refer to Note 5 — Discontinued Operations for additional information regarding our assets and liabilities held for sale.

Discontinued Operations

Discontinued Operations

We report financial results for discontinued operations separately from continuing operations to distinguish the financial impact of disposal transactions from ongoing operations. Discontinued operations reporting occurs only when the disposal of a component or a group of components of the Company (i) meets the held-for-sale classification criteria, is disposed of by sale, or disposed of other than by sale, and (ii) represents a strategic shift that will have a major effect on our operations and financial results. The results of operations and cash flows of a discontinued operation are restated for all comparative periods presented. Unless otherwise noted, discussion in the notes to our consolidated financial statements refers to the Company’s continuing operations only. Refer to Note 5 — Discontinued Operations for additional information regarding our discontinued operations.

Operating and Finance Leases

Operating and Finance Leases

We enter into operating lease arrangements for real estate assets related to office space and colocation assets related to space and racks at data center facilities. Operating leases related balances are included in “operating lease right-of-use assets,” “operating lease liabilities, current,” and “operating lease liabilities, noncurrent” in our consolidated balance sheets. Right-of-use assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make payments arising from the lease.

We determine if an arrangement contains a lease at inception based on whether there is an identified asset and whether the Company controls the use of the identified asset throughout the period of use. We classify leases as either financing or operating. Our finance leases were not significant to any of the periods presented. Operating lease right-of-use assets and lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. Lease payments consist of the fixed payments under the arrangement. Variable costs, such as maintenance and utilities based on actual usage, are not included in the measurement of right-to-use assets and lease liabilities but are expensed and disclosed when the event determining the amount of variable consideration to be paid occurs.

As the implicit rate of our leases is not determinable, we use an incremental borrowing rate to determine the value of lease obligations. The incremental borrowing rate represents the rate of interest that would be paid to borrow on a collateralized basis over a similar term. The Company determines its incremental borrowing rate based on information available as of the lease commencement date, including applicable lease terms and the current economic environment. The lease expense is recognized on a straight-line basis over the lease term.

We generally use the base, non-cancelable lease term when recognizing the right-of-use assets and lease liabilities, unless it is reasonably certain that a renewal or termination option will be exercised. We account for lease components and non-lease components as a single lease component for all classes of underlying assets. Right-of-use assets are assessed for impairments consistent with our long-lived asset policy.

Leases with a term of twelve months or less are deemed short-term leases and are not recognized on the consolidated balance sheets for all classes of underlying assets. We recognize lease expense for these leases on a straight-line basis over the term of the lease and provide appropriate disclosures.

Debt Issuance Costs and Fees

Debt Issuance Costs and Fees

Debt issuance costs and fees are capitalized and amortized over the term of the related loans based on the effective interest method. Such amortization is a component of interest expense, net on the consolidated statements of operations. Debt issuance costs related to outstanding debt are presented as a reduction of the carrying amount of the debt liability on our consolidated balance sheets.

Derivatives

Derivatives

We do not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. We evaluate all of our financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480, Distinguishing Liabilities from Equity, and ASC 815, Derivatives and Hedging (“ASC 815”). The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period.

As described in Note 11, we have determined that the conversion feature under our Convertible Senior Notes (as defined in Note 11) requires bifurcation from the debt host agreement in accordance with ASC 815. Accordingly, we recognize a derivative liability at fair value for this instrument in our consolidated balance sheet and adjust the carrying value of the liability to fair value at each reporting period until the conversion feature underlying the instrument is exercised, redeemed, cancelled or expires. The changes in fair value are recorded as other expense in our consolidated statement of operations.

Equity-based Compensation

Equity-based Compensation

SIS Holdings issued equity awards in the form of profit interest units (“PIUs”) to certain employees of Appgate and its affiliates. Compensation expense related to PIU awards is based on the fair value of the underlying units on the grant date. Fair value of PIUs is estimated using a Black-Scholes option pricing model (“OPM”), which requires assumptions as to expected volatility, dividends, term, and risk-free rates. These PIUs vest based on a service condition. For additional information regarding equity-based compensation, see Note 14 — Profit Interest Units of SIS Holdings LP.

Research and Development

Research and Development

Our research and development expenses support our efforts to add new features to our existing offerings and to ensure the reliability, availability and scalability of our solutions. Our research and development teams employ software engineers in the design and the related development, testing, certification and support of our solutions. Accordingly, the majority of our research and development expenses result from employee-related costs, including salaries, bonuses and benefits and costs associated with technology tools used by our engineers.

Advertising Expenses

Advertising Expenses

Advertising expenses are charged to sales and marketing expense in the consolidated statements of operations as incurred. We recognized advertising expense of $1.0 million and $0.3 million in 2021 and 2020, respectively.

Income Taxes

Income Taxes

Through December 31, 2019, the operations of Legacy Appgate were included in the consolidated U.S. federal, state, local and foreign income tax returns, filed by Cyxtera, where applicable. In jurisdictions in which we were included in Cyxtera’s tax returns, any income taxes payable/receivable resulting from the related income tax provisions have been reflected in the balance sheets of each separate entity’s provision. See Note 4 — Transactions with Former Parent — Cyxtera.

We account for income taxes using the asset and liability method. Deferred income taxes are recognized by applying the enacted statutory tax rates applicable to future years to differences between the carrying amounts of existing assets and liabilities and their respective tax bases and net operating loss and tax credit carryforwards. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date. The measurement of deferred tax assets is reduced, if necessary, by a valuation allowance to amounts that are more likely than not to be realized.

We recognize tax benefits from uncertain tax positions only if we believe that it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. The tax benefits recognized in the financial statements from such positions are then measured based on the largest benefit that has a greater than 50% likelihood of being realized upon settlement.

On December 22, 2017, the U.S. Tax Cuts and Jobs Act of 2017 (the “Tax Act”) was signed into law. The Tax Act revised U.S. corporate income tax law by, among other things, reducing the U.S. federal corporate income tax rate to 21 percent, imposed a minimum tax on foreign earnings related to intangible assets called global intangible low-taxed income (“GILTI”), a one-time transition tax on previously unremitted foreign earnings, and modified the taxation of other income and expense items. With regards to the GILTI minimum tax, foreign earnings are reduced by the profit attributable to tangible assets and a deductible allowance of up to 50 percent, subject to annual limitations. For GILTI, we have elected to account for the impact of the minimum tax as a period cost when incurred. The effects of the Tax Act on the measurement of deferred tax assets and liabilities and other aspects of our income tax provision are described in greater detail in Note 17 — Income Taxes.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss consists of two components, net loss and other comprehensive loss. Other comprehensive loss refers to unrealized foreign currency gains or losses that are recorded as an element of stockholders’ equity and are excluded from net loss.

Income (Loss) Per Common Share

Income (Loss) Per Common Share

As described earlier, on October 12, 2021, Legacy Appgate completed the Merger. In accordance with applicable guidance, the equity structure of Legacy Appgate has been restated in all comparative periods up to the closing date of the Merger to reflect the number of shares of Appgate’s common stock, $0.001 par value per share, issued to Legacy Appgate’s sole shareholder in connection with the Merger. As such, the shares and corresponding capital amounts and earnings per share related to Newtown common stock prior to the Merger have been retroactively restated to reflect the new equity structure of Appgate post-Merger.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, designed to reduce the complexity and improve comparability of financial reporting associated with accounting for convertible instruments and contracts in an entity’s own equity. Key changes in the ASU include:

•     Convertible debt will no longer be bifurcated into debt and equity for most convertible securities, thus improving the GAAP interest expense treatment;

•     Precludes the use of the treasury stock method for convertible securities with flexible settlement with net share settlement intent;

•     Removes the following features required for equity contracts to be exempt from derivative accounting: (a) to consider whether a contract would be settled in registered shares, (b) to consider whether collateral is required to be posted and (c) to assess shareholder rights;

•     Enhances information transparency by making targeted improvements to disclosure for convertible instruments and earnings-per share guidance; and

•     Clarifies that an average market price for a given reporting period (and not the quarter-end stock price) should be used to calculate any in-the-money share dilution.

The ASU allows entities to adopt the guidance through either a modified retrospective method (i.e., applying changes on an ongoing basis) or fully retrospective method (i.e., applying changes retrospectively). The new standard is effective for smaller reporting companies defined for fiscal years beginning after December 15, 2023, including the interim periods within those fiscal years. Early adoption is permitted for fiscal years beginning after December 15, 2020, including interim periods. We adopted this standard on January 1, 2021. The adoption of this standard did not have a material impact to our consolidated financial statements.

In December 2020, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740) (“ASU 2019-12”): Simplifying the Accounting for Income Taxes. The new standard eliminates certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period, and the recognition of deferred tax liabilities for outside basis differences related to changes in ownership of equity method investments and foreign subsidiaries. The guidance also simplifies aspects of accounting for franchise taxes and enacted changes in tax laws or rates and clarifies the accounting for transactions that result in a step-up in the tax basis of goodwill. For public business entities, it is effective for fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. Early adoption is permitted. We adopted this standard on January 1, 2021. The adoption of this standard did not have a material impact to our consolidated financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Issued Accounting Pronouncements Not Yet Adopted

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This standard amends guidance on reporting credit losses for assets held at amortized cost basis and available-for-sale debt securities to require that credit losses on available-for-sale debt securities be presented as an allowance rather than as a write-down. The measurement of credit losses for newly recognized financial assets and subsequent changes in the allowance for credit losses are recorded in the statements of operations. This standard is effective for smaller reporting companies for fiscal years beginning after December 15, 2022, with early adoption permitted. We plan to adopt this standard effective January 1, 2023 using the modified retrospective transition method. We are currently evaluating the potential impact of this standard on our consolidated financial statements and related disclosures.

NEWTOWN LANE MARKETING, INCORPORATED [Member]
Accounting Policies, by Policy (Policies) [Line Items]
Use of Estimates

Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The estimates include valuation of deferred taxes and valuation of contributed services.

(b)  Use of Estimates:

In preparing financial statements with accounting principles generally accepted in the United States of America, management makes certain estimates and assumptions, where applicable, that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. While actual results could differ from those estimates, management does not expect such variances, if any, to have a material effect on the financial statements. The estimates include valuation of deferred taxes, valuation of equity-based transaction and valuation of contributed services.

Income Taxes

(e)  Income Taxes:

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for operating loss and tax credit carryforwards for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets unless it I more likely than not that such assets will be realized.

Going Concern

Going Concern — The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplates Newtown continuing as a going concern. Our purpose has been to serve as a vehicle to acquire an operating business and we are currently considered a “shell” company inasmuch as we are not generating revenues, we do not own an operating business, and have no specific plan other than to engage in the merger transaction with Appgate. There is no assurances that we will be able to consummate such transaction. The implementation of our business objectives is wholly contingent upon a business combination. The financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Since inception, Newtown has incurred an accumulated deficit of $2,737,022 through September 30, 2021. For the six months ended September 30, 2021, Newtown had net losses of $84,173, respectively. Newtown has incurred negative cash flow from operating activities since its inception. Newtown has spent, and subject to obtaining additional financing, expects to continue to spend, substantial amounts in connection with executing its business strategy. These conditions raise substantial doubt about Newtown’s ability to continue as a going concern.

(a)  Going Concern:

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplates Newtown continuing as a going concern. Our purpose has been to serve as a vehicle to acquire an operating business and we are currently considered a “shell” company inasmuch as we are not generating revenues, we do own an operating business, and have no specific plan other than to engage in a merger or acquisition transaction with Appgate. The implementation of our business objectives is wholly contingent upon a business combination and/or the successful sale of our securities. We intend to utilize the proceeds of any offering, any sales of equity securities or debt securities, bank and other borrowings or a combination of those sources to effect a business combination with a target business which we believe may have significant growth potential. There is no assurance that these plans will be realized in whole or in part. The financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Newtown has an accumulated deficit of $2,652,849 and a working capital deficit of $554,973 March 31, 2021. For the years ended March 31, 2021 and 2020, Newtown had net losses of $155,680 and $62,411, respectively. Newtown has incurred negative cash flow from operating activities since its inception. Newtown has spent, and subject to obtaining additional funding, expects to continue to spend substantial amounts in connection with executing its business strategy. These conditions raise substantial doubt about Newtown’s ability to continue as a going concern.

Fair Value of Financial Instruments

Fair Value of Financial Instruments — Pursuant to the FASB guidance, “Disclosures About Fair Value of Financial Instruments,” we are required to estimate the fair value of all financial instruments included on our balance sheet. We consider the carrying value of accounts payable, accrued expenses, due to unrelated parties and convertible notes in the financial statements to approximate their face value.

Statement of Cash Flows	Statements of Cash Flows — For purposes of the statements of cash flows we consider all highly liquid investments purchased with a remaining maturity of three months or less to be cash equivalents.

(c)  Statement of Cash Flows:

For purposes of the statements of cash flows Newtown considers all highly liquid investments purchased with a remaining maturity of three months or less to be cash equivalents.

Loss per Common Share

Loss Per Share — Basic and diluted net loss per common share is computed based upon the weighted average common shares outstanding as defined by FASB ASC No. 260, “Earnings Per Share”. Diluted loss per share is computed by dividing net loss by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during the period. For September 30, 2021 and 2020, 0 and 886,190 options outstanding were not included in the computation of loss per share because their inclusion is anti-dilutive.

(d)  Loss per Common Share:

The Financial Accounting Standards Board (FASB) has issued accounting guidance “Earnings Per Share” that provides for the calculation of “Basic” and “Diluted” earnings per share. Basic earnings per share include no dilution and is computed by dividing the loss to common stockholders by the weighted average number of common shares outstanding for the period. All potentially dilutive securities have been excluded from the computations since they would be antidilutive. However, these dilutive securities could potentially dilute earnings per share in the future. As of March 31, 2021 and 2020, we had a total of 0 and 886,190 of potentially dilutive securities comprised solely of stock options and shares issuable on the conversion of the convertible note payable for $367,000 and $347,000, respectively.

New Accounting Pronouncements

Recent accounting pronouncements — All recent accounting pronouncements issued but not yet effective have been reviewed and determined to be not applicable or is not expected to have a material impact on the Company’s condensed financial statements.

(h)  New Accounting Pronouncements:

All new accounting pronouncements issued but not yet effective have been reviewed and determined to be not applicable. As a result, the adoption of such new accounting pronouncements is not expected to have a material impact on the Company’s financial statements.

Financial instruments

(f)  Financial instruments:

The estimated fair values of all reported assets and liabilities which represent financial instruments, none of which are held for trading purposes, approximate their carrying values because of the short term maturity of these instruments or the stated interest rates are indicative of market interest rates.

Equity Based Compensation

(g)  Equity Based Compensation:

We adopted the FASB accounting guidance for share based payment transactions. This standard requires us to measure the cost of employee services received in exchange for equity share options granted based on the grant date fair value of the options and applies to all outstanding and vested stock-based awards.

In computing the impact, the fair value of each option is estimated on the date of grant based on the Black-Scholes options-pricing model utilizing certain assumptions for a risk free interest rate; volatility and expected remaining lives of the awards. The assumptions used in calculating the fair value of share-based payment awards represent management’s bet estimates involve inherent uncertainties and the application of management judgment. As a result, if factors change and we use different assumptions, our stock-based compensation expense could be materially different in the future. In addition, we are required to estimate the expected forfeiture rate and only recognize expense for those shares expected to vest. In estimating our forfeiture rate, we analyzed our historical forfeiture rate, the remaining lives of unvested options, and the amount of vested option as a percentage of total options outstanding. If our actual forfeiture rate is materially different from its estimate, or if we reevaluate the forfeiture rate in the future, the stock-based compensation expense could be significantly different from what we have recorded in the current period.

The accounting guidance requires the use of a valuation model to calculate the fair value of each stock-based award. We use the Black-Scholes model to estimate the fair value of stock options granted based on the following assumptions:

Options to purchase an aggregate of 886,190 shares were exercised in the year ended March 31, 2021. No options were exercised in the year ended March 31, 2020.